Equity - Summary of Foreign Currency Translation Differences Attributable to Shareholders (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (4,308,296)	$ (2,283,155)	$ (1,666,109)
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(715,165)	(548,877)	(378,929)
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	87,339	111,815	115,658
Enel Distribucion Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(7,279)	50,466	38,887
Dock Sud
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(122,728)	(93,738)	(63,680)
Enel Brasil S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(2,924,373)	(1,430,604)	(1,133,980)
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(124,781)	(88,477)	(42,260)
Emgesa S.A. E.S.P.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(74,309)	(38,296)	(33,476)
Enel Generacion El Chocon S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(377,364)	(318,303)	(239,155)
Enel Peru S.A.C.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	190,007	190,030	191,047
Generandes Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(168,547)	(94,082)	(110,613)
Enel Generacion Piura S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(4,854)	7,583	4,926
Other
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (66,242)	$ (30,672)	$ (14,534)